Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Company's Outstanding Foreign Currency Forward Contracts by Currency
The table below presents the notional amounts of the Company’s outstanding foreign currency forward contracts by currency at December 31, 2017.

Currency	Notional Amount
(in millions)
U.S. dollar	$108
Canadian dollar	100
Euro	84
British pound	15
Total	$307

Location of Company's Derivative Instruments Recorded at Fair Value on the Consolidated Balance Sheets
The table below presents the location of the Company’s derivative instruments recorded at fair value on the consolidated balance sheets.

	December 31, 2017				December 31, 2016
	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts(1)	$11	$—	$1	$—	$10	$2	$6	$—
Total derivative instruments	$11	$—	$1	$—	$10	$2	$6	$—
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(1)	See Note 12 for a description of the fair value hierarchy related to the Company's foreign currency forward contracts.